Intangible Assets	3 Months Ended
Mar. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

6. Intangible Assets

Intangible assets consist of the following:

	March 31, 2021			December 31, 2020
	Cost	Accumulated amortization	Net book value	Net book value
Betting platform software	$5,689,965	$(1,111,484)	$4,578,481	$4,673,314
Licenses	5,799,629	(910,191)	4,889,438	4,917,733
Location contracts	1,000,000	(947,260)	52,740	88,455
Customer relationships	870,927	(376,804)	494,123	509,237
Trademarks	119,094	(52,691)	66,403	68,843
Websites	40,000	(40,000)	—	—
	$13,519,615	$(3,438,430)	$10,081,185	$10,257,582

The Company evaluates intangible assets for impairment on an annual basis during the last month of each year and at an interim date if indications of impairment exist. Intangible asset impairment is determined by comparing the fair value of the asset to its carrying amount with an impairment being recognized only when the fair value is less than carrying value and the impairment is deemed to be permanent in nature.

The Company recorded $175,829 and $175,748 in amortization expense for finite-lived assets for the three months ended March 31, 2021 and 2020, respectively.

Licenses obtained by the Company in the acquisitions of Multigioco and Rifa include a Gioco a Distanza (“GAD”) online license as well as a Bersani and Monti land-based licenses issued by the Italian gaming regulator to Multigioco and Rifa, respectively, as well as an Austrian Bookmaker License through the acquisition of Ulisse.

The estimated amortization expense over the next five year period is as follows:

Amount
Remainder of 2021	$446,424
2022	450,371
2023	449,793
2024	448,118
2025	448,118
Total estimated amortization expense	$2,242,824